Organization and Reorganization (Details 1)	12 Months Ended
	Dec. 31, 2018
Major VIEs | Beijing Zhongrui Guochuang Automobile Sales & Service Co., Ltd. ("Zhongrui Guochuang")
Variable Interest Entity [Line Items]
Year of incorporation	2016	[1]
Entity Incorporation, State Country Name	Beijing, PRC	[1]
Percentage of direct or indirect economic ownership	100.00%	[1]
Principal activities	Auto shows and group-purchase facilitation	[1]
Major VIEs | TuanChe (Beijing) Automobile Sales Service Co., Ltd. ("TuanChe Automobile")
Variable Interest Entity [Line Items]
Year of incorporation	2015
Entity Incorporation, State Country Name	Beijing, PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Vehicle sales facilitation
Major VIEs | Beijing GuoHeng Chuangxin Automobile Sales & Service Co., Ltd. ("GuoHeng Chuangxin")
Variable Interest Entity [Line Items]
Year of incorporation	2016
Entity Incorporation, State Country Name	Beijing, PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Vehicle sales facilitation
Major VIEs | Tengzhou GuoChuang Automobile Sales & Service Co., Ltd. ("GuoChuang Automobile")
Variable Interest Entity [Line Items]
Year of incorporation	2016
Entity Incorporation, State Country Name	Shandong, PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Vehicle sales facilitation
Major VIEs | Tianjin Hengyuan Chuangxin Automobile Sales & Service Co., Ltd. ("Tianjin Hengyuan")
Variable Interest Entity [Line Items]
Year of incorporation	2016
Entity Incorporation, State Country Name	Tianjin, PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Vehicle sales facilitation
TuanChe Internet Information Service (Beijing) Co., Ltd. ("TuanChe Internet")
Variable Interest Entity [Line Items]
Year of incorporation	2012
Entity Incorporation, State Country Name	Beijing, PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Auto shows and group-purchase facilitation
Best Cars Limited ("Best Cars")
Variable Interest Entity [Line Items]
Year of incorporation	2018
Entity Incorporation, State Country Name	British Virgin Islands
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding of ordinary shares for restricted share awards

[1]	On June 22, 2018, Zhongrui Guochuang was restructured from being a VIE of TuanYuan to a subsidiary of TuanChe Internet.